Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Components of the Net Periodic Pension and Postretirement Benefit Cost
Components of net periodic pension plans benefit were as follows:

	Year Ended December 31,
	2019	2018
Service cost	$357	$434
Interest cost	5,233	4,858
Expected return on assets	(6,124)	(7,883)
Amortization of actuarial loss	52	—
Net periodic pension plans benefit	$(482)	$(2,591)

Schedule of Changes in Projected Benefit Obligations
The status of the Pension Plans was as follows:

	Year Ended December 31,
	2019	2018
Change in projected benefit obligation:
Projected benefit obligation at beginning of period	$148,479	$157,427
Service cost	357	434
Interest cost	5,233	4,858
Benefit payments	(12,380)	(10,959)
Actuarial loss (gain)	16,054	(3,631)
Plan amendment resulting from change in collective bargaining agreement	—	350
Projected benefit obligation at end of period	$157,743	$148,479
Change in plan assets:
Fair value of plan assets at beginning of period	$145,065	$162,758
Actual return on assets	24,933	(7,105)
Employer contributions	384	371
Benefit payments	(12,380)	(10,959)
Fair value of plan assets at end of period	$158,002	$145,065
Funded status – net asset (liability)	$259	$(3,414)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	$5,758	$1,754
Accrued liabilities	(390)	(389)
Pension benefit obligations	(5,109)	(4,779)
Net amount recognized	$259	$(3,414)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial gain	$8,568	$11,322
Unrecognized prior service cost	298	350
Total	$8,866	$11,672
Accumulated benefit obligation	$157,698	$148,479

Schedule of Assumptions Used
The assumptions used to measure the projected benefit obligations of the Company’s Pension Plans were as follows:

	Year Ended December 31,
	2019	2018
Discount rate	2.99% - 3.11%	4.00% - 4.06%
Projected annual salary increases	3.00%	0%
The assumptions used to determine net periodic pension cost of the Company’s Pension Plans were as follows:

	Year Ended December 31,
	2019	2018
Discount rate	4.00% - 4.06%	3.51% - 3.58%
Expected long-term rate of return on plan assets	5.00%	5.00%

Schedule of Fair Value of Plan Assets
The fair values of the assets of the Company-sponsored qualified pension plan fall within the following levels of the fair value hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Fixed income securities (a)	$8,925	$172,293	$—	$181,218
Investments measured at net asset value				8,662
Accounts payable – pending trades				(31,878)
Total				$158,002
(a) Fixed income securities are comprised of corporate bonds (72%), government bonds (17%), government agency securities (1%) and other fixed income securities (10%).
The fair values of the assets of the Company-sponsored qualified pension plan fall within the following levels of the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Fixed income securities (b)	$9,232	$136,778	$—	$146,010
Investments measured at net asset value				7,323
Accounts payable – pending trades				(8,268)
Total				$145,065
(b) Fixed income securities are comprised of corporate bonds (75%), government bonds, (17%) government agency securities (2%) and other fixed income securities (6%).
Schedule of Expected Benefit Payments	The estimated future pension benefit payments are:

2020	$11,900
2021	10,810
2022	10,770
2023	10,180
2024	10,180
2024 — 2028	48,930

Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Components of the Net Periodic Pension and Postretirement Benefit Cost
Components of net periodic postretirement plan benefit were as follows:

	Year Ended December 31,
	2019	2018
Service cost	$67	$35
Interest cost	56	41
Amortization of prior service credit	(2)	—
Amortization of actuarial loss	42	—
Net periodic postretirement plan cost	$163	$76

Schedule of Changes in Projected Benefit Obligations
The status of the postretirement plan was as follows:

	Year Ended December 31,
	2019	2018
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation at beginning of period	$1,627	$1,438
Service cost	67	35
Interest cost	56	41
Benefit payments	(22)	(426)
Actuarial loss	32	556
Contribution change per collective bargaining agreement	—	(17)
Accumulated postretirement benefit obligation at end of period	$1,760	$1,627
Funded status – net liability	$(1,760)	$(1,627)
Amounts recognized in the consolidated balance sheets consist of:
Accrued liabilities	$(160)	$(85)
Postretirement benefit obligations	(1,600)	(1,542)
Net amount recognized	$(1,760)	$(1,627)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized prior service cost	$(15)	$(17)
Unrecognized actuarial loss	548	558
Total	$533	$541

Schedule of Assumptions Used
The weighted average discount rate used to determine the net periodic postretirement benefit costs and the accumulated postretirement benefit obligations were as follows:

	Year Ended December 31,
	2019	2018
Net periodic postretirement benefit costs	3.90%	3.45%
Accumulated postretirement benefit obligations	2.92%	3.90%

Schedule of Assumed Health Care Cost and Trend Rates for Medical Plans
The assumed health care cost trend rates for medical plans were as follows:

	Year Ended December 31,
	2019	2018
Medical cost trend rate	6.75%	7.00%
Ultimate medical cost trend rate	4.50%	4.50%
Year ultimate medical cost trend rate will be reached	2030	2027